Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Asset Retirement Obligations
Balance as of beginning of year	$ 975	$ 931	$ 889
Accretion expense	46	44	42
Balance as of end of year	$ 1,021	$ 975	$ 931